CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 149,017	$ 162,853	$ 236,700
Prepaid expenses	87,183	200,458	202,147
Total Current assets	236,200	363,311	438,847
Interest-bearing Demand Deposit held in Trust Account	38,380,594	37,914,438	84,565,597
TOTAL ASSETS	38,616,794	38,277,749	85,004,444
Current liabilities
Accrued expenses	1,925,098	1,532,343	1,376,418
Promissory note – related party	4,200,000	4,200,000	2,100,000
Total Current liabilities	6,125,098	5,732,343	3,476,418
Warrant liabilities	1,822,333	4,473,000	1,244,157
Convertible promissory notes – related party, at fair value	5,202,610	5,000,796	4,479,738
Deferred underwriting fee	11,500,000	11,500,000	11,500,000
TOTAL LIABILITIES	24,650,041	26,706,139	20,700,313
SHAREHOLDERS’ DEFICIT
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0	0
Additional paid-in capital	0	0	0
Accumulated deficit	(24,414,416)	(26,343,403)	(20,262,041)
TOTAL SHAREHOLDERS’ DEFICIT	(24,413,841)	(26,342,828)	(20,261,466)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	38,616,794	38,277,749	85,004,444
Class A ordinary shares subject to possible redemption
Current liabilities
Class A ordinary shares subject to possible redemption	38,380,594	37,914,438	84,565,597
Class A ordinary shares
SHAREHOLDERS’ DEFICIT
Common stock value	575	575	575
Class B ordinary shares
SHAREHOLDERS’ DEFICIT
Common stock value	$ 0	$ 0	$ 0